Schedule of Investments (unaudited) March 31, 2022	BlackRock LifePath® Dynamic 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares/ Investment Value	Value

Investment Companies(a)

Equity Funds — 71.0%
BlackRock Advantage Emerging Markets Fund, Class K	908,828	$9,842,607
BlackRock Tactical Opportunities Fund, Class K	495,088	6,871,823
Diversified Equity Master Portfolio	$54,047,793	54,047,793
International Tilts Master Portfolio	$15,283,681	15,283,681
iShares Developed Real Estate Index Fund, Class K	419,531	4,807,827
iShares MSCI EAFE Small-Cap ETF	90,015	5,971,595

		96,825,326

Fixed-Income Funds — 23.4%
Advantage CoreAlpha Bond Master Portfolio	$9,335,244	9,335,244
iShares Core U.S. Aggregate Bond ETF	72,920	7,809,732
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	6,913	836,058
iShares TIPS Bond ETF	59,495	7,411,292
Master Total Return Portfolio	$6,574,239	6,574,239

		31,966,565

Security	Shares	Value

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.37%(c)(d)	850,935	$850,764
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.28%(c)	7,414,433	7,414,433

		8,265,197

Total Investments — 100.5% (Cost: $127,860,515)		137,057,088

Liabilities in Excess of Other Assets — (0.5)%		(741,371)

Net Assets — 100.0%		$136,315,717

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/22	Shares/ Investment Value Held at 03/31/22	Income		Capital Gain Distributions from Underlying Funds
Advantage CoreAlpha Bond Master Portfolio	$9,268,834	$1,480,940	(a)(b)	$—		$(176,106)	$(1,238,424)	$9,335,244	$9,335,244	$47,662		$—
BlackRock Advantage Emerging Markets Fund, Class K	11,148,347	—		(386,959	)(a)	(126,499)	(792,282)	9,842,607	908,828	—		—
BlackRock Cash Funds: Institutional, SL Agency Shares	2,730,475	—		(1,875,682	)(a)	(4,196)	167	850,764	850,935	3,181	(c)	—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	6,179,482	1,234,951	(a)	—		—	—	7,414,433	7,414,433	1,090		—
BlackRock Tactical Opportunities Fund, Class K	6,960,939	—		—		—	(89,116)	6,871,823	495,088	—		—
Diversified Equity Master Portfolio	57,118,326	114,667	(a)(b)	—		405,118	(3,590,318)	54,047,793	$54,047,793	114,667		—
International Tilts Master Portfolio	16,570,955	108,148	(a)(b)	—		(128,977)	(1,266,445)	15,283,681	$15,283,681	108,148		—
iShares Core U.S. Aggregate Bond ETF	7,862,964	452,202		—		—	(505,434)	7,809,732	72,920	23,488		—
iShares Developed Real Estate Index Fund, Class K	5,057,687	142,367		(196,458)		8,833	(204,602)	4,807,827	419,531	—		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	916,111	—		—		—	(80,053)	836,058	6,913	3,440		—
iShares MSCI EAFE Small-Cap ETF	6,579,196	—		—		—	(607,601)	5,971,595	90,015	—		—
iShares TIPS Bond ETF(c)	7,541,533	503,178		(369,711)		(6,828)	(256,880)	7,411,292	59,495	37,768		—
Master Total Return Portfolio	6,463,902	625,666	(a)(b)	—		(107,588)	(407,741)	6,574,239	$6,574,239	69,453		—

						$(136,243)	$(9,038,729)	$137,057,088		$408,897		$—

(a) Represents net amount purchased (sold).

(b) Inclusive of income and expense allocated from the Master Portfolio.

(c)  All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2035 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	6	04/14/22	$556	$9,804
TOPIX Index	25	06/09/22	3,958	324,918
S&P/TSE 60 Index	15	06/16/22	3,161	49,296
FTSE 100 Index	15	06/17/22	1,467	62,899
FTSE/MIB Index	4	06/17/22	536	27,987
MSCI EAFE Index	15	06/17/22	1,608	66,162
Russell 2000 E-Mini Index	24	06/17/22	2,480	62,473
S&P 500 Micro E-Mini Index	12	06/17/22	272	11,928
10-Year U.S. Treasury Note	61	06/21/22	7,488	(169,476)

				445,991

Short Contracts
S&P 500 E-Mini Index	6	06/17/22	1,359	(84,829)
Ultra U.S. Treasury Bond	14	06/21/22	2,478	87,892
5-Year U.S. Treasury Note	82	06/30/22	9,393	307,644

				310,707

				$756,698

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,060,000	USD	1,510,538	Bank of America N.A.	06/15/22	$32,819
CAD	1,906,000	USD	1,489,176	Deutsche Bank AG	06/15/22	35,158
CAD	3,634,099	USD	2,869,594	Morgan Stanley & Co. International PLC	06/15/22	36,796
USD	210,389	EUR	189,000	Deutsche Bank AG	06/15/22	743
USD	248,916	JPY	28,710,000	Morgan Stanley & Co. International PLC	06/15/22	12,649
USD	1,571,790	JPY	181,290,533	Morgan Stanley & Co. International PLC	06/15/22	79,875

						198,040

EUR	3,957,042	USD	4,408,948	Bank of America N.A.	06/15/22	(19,648)
JPY	181,291,000	USD	1,575,173	Deutsche Bank AG	06/15/22	(83,253)
USD	1,501,680	AUD	2,059,962	Deutsche Bank AG	06/15/22	(41,648)
USD	1,505,365	CAD	1,906,357	Bank of America N.A.	06/15/22	(19,255)
USD	4,316,449	EUR	3,957,000	Bank of America N.A.	06/15/22	(72,804)

						(236,608)

						$(38,568)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) March 31, 2022	BlackRock LifePath® Dynamic 2035 Fund

Fair Value Hierarchy as of Period End (continued)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Investment Companies
Equity Funds	$27,493,852	$—	$—	$27,493,852
Fixed-Income Funds	16,057,082	—	—	16,057,082
Money Market Funds	8,265,197	—	—	8,265,197

	$51,816,131	$—	$—	51,816,131

Investments Valued at NAV(a)				85,240,957

				$137,057,088

Derivative Financial Instruments(b)
Assets
Equity Contracts	$189,859	$425,608	$—	$615,467
Foreign Currency Exchange Contracts	—	198,040	—	198,040
Interest Rate Contracts	395,536	—	—	395,536
Liabilities
Equity Contracts	(84,829)	—	—	(84,829)
Foreign Currency Exchange Contracts	—	(236,608)	—	(236,608)
Interest Rate Contracts	(169,476)	—	—	(169,476)

	$331,090	$387,040	$—	$718,130

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

Portfolio Abbreviation (continued)

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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